Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward	$ 68,917	$ 64,531
Intangible assets	11,149	57
Deferred revenue	566	0
Accrued expense	668	846
Stock-based compensation	3,293	2,767
Other	190	220
Total deferred tax assets	108,328	87,991
Deferred tax liabilities
Depreciable assets	(676)	(948)
Total deferred tax liabilities	(676)	(948)
Less: Valuation allowance	(107,652)	(87,043)
Deferred tax assets, net	0	0
Federal Tax Credits
Deferred tax assets
Tax credits	21,914	18,579
State Tax Credits
Deferred tax assets
Tax credits	$ 1,631	$ 991